Escrow Deposits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Escrow Deposits

13. ESCROW DEPOSITS

	2018	2017
Labor claims	335	304
Tax contingencies
Income tax on Interest on Equity	28	27
Pasep and Cofins taxes (1)	1,402	1,337
Donations and legacy tax (ITCD)	51	49
Urban property tax (IPTU)	87	80
Finsocial tax	38	37
Income and Social Contr. Tax on indemnity for employees’ ‘Anuênio’ benefit	275	267
Income tax withheld at source on inflationary profit	8	—
Contribution tax effective rate (2)	18	—
Others	156	117

	2,063	1,914
Others
Regulatory	53	60
Third party	9	16
Customer relations	6	6
Court embargo	12	14
Others	24	22

	104	118

	2,502	2,336

(1)	See more details in Note 25 – Provisions under the section relating to the ‘Anuênio indemnity’.
(2)

Escrow deposit in the legal action challenging an infringement claim relating to application of Social Contribution tax to amounts of cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with liability suspended.

Inclusion of ICMS tax in the taxable basis for Pasep/Cofins

This refers to the escrow deposits into court made in the action challenging the constitutionality of inclusion of ICMS (VAT), already charged, within the taxable amount for calculation of these two contributions. The subsidiaries Cemig D and Cemig GT obtained interim relief from the Court allowing them not to make the payment, and authorizing payment as escrow deposits, starting in 2008, and maintained this procedure until August 2011. After that date, while continuing to challenge the basis of the calculation in court, they opted to pay the taxes monthly.

In October 2017, the Federal Supreme Court (STF) published its Joint Judgment on the Extraordinary Appeal, in the form that creates overall precedent, in favor of the argument of the two subsidiaries. Based on the opinion of its legal advisers, the subsidiaries adopted the following:

•

Cemig GT reversed the provision in the amount of R$ 101, with effect on the net income for 2017, posting it as a reversal of deductions from revenue, in the fourth quarter of that year, with an amount of R$ 201 remaining deposited in escrow on December 31, 2018 (R$ 184 on December 31, 2017).

•

Cemig D maintains an escrow deposit of R$ 1,149 (R$ 1,110 on December 31, 2017); wrote down the liabilities relating to these contributions; and constituted a liability for reimbursement to its customers. For more details, see Note 21.